Employee benefits (Details 14) - Employee benefit obligations [Member] - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	9.25%	7.75%	8.75%
Rate of compensation increase	4.50%	4.50%	4.50%